Construction in Progress - Summary of Construction in Progress (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [abstract]
Beginning balance	¥ 78,112	¥ 89,853
Additions	163,962	173,919
Transferred to property, plant and equipment	(169,894)	(185,660)
Ending balance	¥ 72,180	¥ 78,112